Cover	Jan. 12, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	iPower Inc.
Entity Central Index Key	0001830072
Entity Tax Identification Number	82-5144171
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8798 9th Street
Entity Address, City or Town	Rancho Cucamonga
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91730
City Area Code	(626)
Local Phone Number	863-7344
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false